INCOME AND SOCIAL CONTRIBUTION TAXES - Uncertainties about Income Tax Treatments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020	Dec. 13, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 18,176,115		R$ 16,969,554
Income And Social Contribution Taxes Payable Non Current	R$ 97,668	R$ 97,668	R$ 96,252	R$ 96,252
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%